SIGNIFICANT ACCOUNTING POLICIES - Schedule of Other Intangible Assets Estimated Useful Lives (Details)	Dec. 31, 2025
Customer backlog
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	3 years
Minimum | Core technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	3 years
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	1 year
Minimum | Trademarks
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	1 year
Maximum | Core technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	8 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	9 years
Maximum | Trademarks
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	12 years